Expense Example - Western Asset SMASh Series Core Plus Completion Fund - SMASh Series Core Plus Completion Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	9
Expense Example, with Redemption, 5 Years	19
Expense Example, with Redemption, 10 Years	$ 47